Document and Entity Information	Oct. 13, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2020
Entity Registrant Name	THE PROCTER & GAMBLE COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	001-00434
Entity Tax Identification Number	31-0411980
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000080424
Title of 12(b) Security	Common Stock without Par Value
Trading Symbol	PG
Security Exchange Name	NYSE
4.125% notes due December 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.125% notes due December 2020
Trading Symbol	PG20A
Security Exchange Name	NYSE
2.000% Notes due 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2021
Trading Symbol	PG21
Security Exchange Name	NYSE
2.000% Notes due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2022
Trading Symbol	PG22B
Security Exchange Name	NYSE
1.125% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Notes due 2023
Trading Symbol	PG23A
Security Exchange Name	NYSE
0.500% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
Security Exchange Name	NYSE
0.625% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
Security Exchange Name	NYSE
1.375% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
Security Exchange Name	NYSE
4.875% EUR notes due May 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
Security Exchange Name	NYSE
1.200% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
Security Exchange Name	NYSE
1.250% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
Security Exchange Name	NYSE
1.800% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
Security Exchange Name	NYSE
6.250% GBP notes due January 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
Security Exchange Name	NYSE
5.250% GBP notes due January 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
Security Exchange Name	NYSE
1.875% Notes due 2038 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
Security Exchange Name	NYSE